DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions were used in the Black-Scholes valuation model
	Three months ended March 31, 2020	Year ended December 31, 2019
Conversion price*	$0.02 to 2.00	$0.02 to 2.00
Risk free interest rate	0.11 to 1.53%	1.53 to 2.59%
Expected life of derivative liability	1 to 12 months	1 to 12 months
Expected volatility of underlying stock	219.1 to 222.6%	148.5 to 224.3%
Expected dividend rate	0%	0%

	Year ended December 31, 2019	Year ended December 31, 2018
Conversion price*	$0.02 to 2.00	$0.20 to 2.50
Risk free interest rate	1.53 to 2.59%	1.78 to 2.81%
Expected life of derivative liability	1 to 12 months	3 to 12 months
Expected volatility of underlying stock	148.5 to 224.3%	169.15 to 230.55%
Expected dividend rate	0%	0%

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

Schedule of movement in derivative liability
	March 31, 2020	December 31, 2019

Opening balance	$905,576	$1,833,672
Derivative financial liability arising from convertible note	296,250	1,053,842
Fair value adjustment to derivative liability	(102,121)	(1,981,938)
	$1,099,705	$905,576

	December 31, 2019	December 31, 2018

Opening balance	$1,833,672	$3,277,621
Derivative financial liability arising from convertible note	1,053,842	2,685,844
Fair value adjustment to derivative liability	(1,981,938)	(4,129,793)
	$905,576	$1,833,672